Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 167,268	£ 165,213
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 153,172	£ 148,495
Percentage of residential mortgage loans	92.00%	90.00%
Fixed rate | No later than one year
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 41,262	£ 37,656
Percentage of residential mortgage loans	25.00%	23.00%
Fixed rate | Later than 1 year but no later than 3 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 83,529	£ 84,704
Percentage of residential mortgage loans	50.00%	51.00%
Fixed rate | Later than 3 years but no later than 4 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 11,431	£ 11,122
Percentage of residential mortgage loans	7.00%	7.00%
Fixed rate | Later than 4 years but no later than 5 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 14,011	£ 11,645
Percentage of residential mortgage loans	8.00%	7.00%
Fixed rate | Later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,939	£ 3,368
Percentage of residential mortgage loans	2.00%	2.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,227	£ 12,105
Percentage of residential mortgage loans	6.00%	7.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,434	£ 3,007
Percentage of residential mortgage loans	1.00%	2.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,435	£ 1,606
Percentage of residential mortgage loans	1.00%	1.00%